                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2009

Check here if Amendment [_]; Amendment Number: ____
  This Amendment (Check only one.):  [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Traxis Partners LP
Address:  600 Fifth Avenue
          New York, NY 10020

Form 13F File Number: 28-10868

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chris Crawford
Title:    Director of Operations / CCO
Phone:    212-332-5158

Signature, Place, and Date of Signing:

          /s/ Chris Crawford           New York, NY           2/5/2010
     -----------------------------  -------------------    --------------
              [Signature]              [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number     Name

    28-____________________  _______________________________
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:    14,610,378
                                         -----------------

Form 13F Information Table Value Total:    486,244
                                         -----------------
                                           (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

  No.     Form 13F File Number      Name

  ____    28-____________________   _______________________________

  [Repeat as necessary.]

                                 4th_Qtr_2009

                                                                                        Investment  Other   Voting  Voting Voting
SECURITY                  Title of Class     CUSIP    Value    Shares   SH/PRN PUT/CALL Discretion Managers  Sole   Shared  None
------------------------- ---------------  --------- ------- ---------- ------ -------- ---------- -------- ------- ------ ------
ABBOTT LABS USD COM       COM              002824100    5644     104550   SH               Sole                   0   0    104550
AMAZON.COM INC            COM              023135106     425       3163   SH               Sole                3163   0         0
AMR STK                   COM              001765106     657      85073   SH               Sole               40073   0     45000
BAKER HUGHES INC USD COM  COM              057224107    1012      25000   SH               Sole                   0   0     25000
BANK OF NEW YORK MELLON
  CORP                    COM              064058100    1583      56604   SH               Sole                   0   0     56604
BP PLC SPONS ADR REPR 6
  ORDS                    SPONSORED ADR    055622104     289       5000   SH               Sole                   0   0      5000
BROADCOM CORP USD COM     CL A             111320107    3399     108100   SH               Sole                   0   0    108100
CATERPILLAR INC USD COM   COM              149123101    5812     102000   SH               Sole                   0   0    102000
CEMEX SA ADR              SPON ADR NEW     151290889   11991    1014500   SH               Sole             1014500   0         0
CISCO SYSTEMS INC USD COM COM              17275R102    6976     291400   SH               Sole                   0   0    291400
CONTINENTAL AIRLINES-CL B CL B             210795308    2569     143369   SH               Sole               38169   0    105200
COSTCO WHOLESALE CORO     COM              22160K105     213       3609   SH               Sole                3609   0         0
CVS/CAREMARK CORP         COM              126650100     204       6349   SH               Sole                6349   0         0
D.R. HORTON INC           COM              23331A109    1047      96400   SH               Sole               96400   0         0
DEERE & CO COM            COM              244199105    5030      93000   SH               Sole                   0   0     93000
DELL INC USD COM          COM              24702R101     789      55000   SH               Sole                   0   0     55000
DELTA AIR LINES INC       COM NEW          247361702     800      70369   SH               Sole               70369   0         0
DESARROLLADORA HOMEX-ADR  SPONSORED ADR    25030W100    4111     122300   SH               Sole              122300   0         0
DU PONT DE NEMOURS & CO
  E.I. USD.30             COM              263534109    4587     136250   SH               Sole                   0   0    136250
EMC CORP USD COM          COM              268648102    5651     323500   SH               Sole                   0   0    323500
ESTEE LAUDER CO INC USD
  CL-A COM                CL A             518439104    1302      26924   SH               Sole                   0   0     26924
EXXON MOBIL CORP USD COM  COM              30231G102     340       5000   SH               Sole                   0   0      5000
FREEPORT- MCMORAN
  COPPER & GOLD           COM              35671D857    1605      20000   SH               Sole                   0   0     20000
GENERAL ELECTRIC CO USD
  COM                     COM              369604103     785      51900   SH               Sole                   0   0     51900
GENZYME CORP COMMON       COM              372917104     473       9670   SH               Sole                   0   0      9670
GOOGLE INC CL A           CL A             38259P508    6602      10650   SH               Sole                   0   0     10650
HEALTH CARE SELECT SECTOR SBI HEALTHCARE   81369Y209   22085     710600   SH               Sole              710600   0         0
HEWLETT- PACKARD CO USD
  COM                     COM              428236103    2585      50200   SH               Sole                   0   0     50200
HOME DEPOT INC            COM              437076102     528      18254   SH               Sole               18254   0         0
INTEL CORP USD COM        COM              458140100    4324     212000   SH               Sole                   0   0    212000
INTERNATIONAL BUSINESS
  MACHINES CORP USD COM   COM              459200101    3259      24900   SH               Sole                   0   0     24900
IPATH MSCI INDIA INDEX
  ETN NOTE 0.000
  19DEC2099               IPMS INDIA ETN   06739F291    3203      50000   SH               Sole                   0   0     50000
ISHARES FTSE/ XINHUA
  CHINA 25                FTSE XNHUA IDX   464287184   50890    1203950   SH               Sole             1155700   0     48250
ISHARES MSCI ACWI INDEX
  FUND                    MSCI ACWI INDX   464288257    9785     231400   SH               Sole              231400   0         0
ISHARES MSCI EMERGING
  MKTS INDEX ETF          MSCI EMERG MKT   464287234    6806     164000   SH               Sole                   0   0    164000
ISHARES MSCI JAPAN INDEX  MSCI JAPAN       464286848   12131    1245500   SH               Sole             1245500   0         0
ISHARES MSCI MEXICO       MSCI MEX INVEST  464286822    3784      77442   SH               Sole               77442   0         0
ISHARES MSCI SOUTH KOREA
  INDEX                   MSCI S KOREA     464286772   10092     211840   SH               Sole              211840   0         0
ISHARES MSCI TAIWAN INDEX MSCI TAIWAN      464286731   17807    1373000   SH               Sole             1373000   0         0
ISHARES RUSSELL 2000
  INDEX FUND (ETS)        RUSSELL 2000     464287655     933      15000   SH               Sole                   0   0     15000
ISHARES S&P 100 INDEX
  FUND                    S&P 100 IDX FD   464287101   39307     764000   SH               Sole              759000   0      5000
JOHNSON & JOHNSON USD COM COM              478160104    7065     109700   SH               Sole                   0   0    109700
JPMORGAN CHASE & CO USD
  COM                     COM              46625H100    1874      44975   SH               Sole                   0   0     44975
JUNIPER NETWORKS INC USD
  COM                     COM              48203R104     842      31600   SH               Sole                   0   0     31600
KB HOME                   COM              48666K109     361      26400   SH               Sole               26400   0         0
LENNAR CORP               CL A             526057104     675      52900   SH               Sole               52900   0         0
LOWES COMPANIES           COM              548661107     299      12795   SH               Sole               12795   0         0
MARKET VECTORS RUSSIA ETF RUSSIA ETF       57060U506     770      24700   SH               Sole               24700   0         0
MCDONALDS CORP USD COM    COM              580135101    4252      68100   SH               Sole                   0   0     68100
MDC HOLDINGS STK          COM              552676108     440      14200   SH               Sole               14200   0         0

                                 4th_Qtr_2009

                                                                                        Investment  Other   Voting  Voting Voting
SECURITY                  Title of Class     CUSIP    Value    Shares   SH/PRN PUT/CALL Discretion Managers  Sole   Shared  None
------------------------- ---------------  --------- ------- ---------- ------ -------- ---------- -------- ------- ------ ------
MERCK & CO INC USD COM    COM              58933Y105    6485     177500   SH               Sole                   0   0    177500
MICROSOFT CORP USD COM    COM              594918104    6521     213900   SH               Sole                   0   0    213900
MOBILE TELESYSTEMS- SP
  ADR                     SPONSORED ADR    607409109    4556      93200   SH               Sole               93200   0         0
MORGAN STANLEY            COM NEW          617446448    3442     116310   SH               Sole                   0   0    116310
MORGAN STANLEY CHINA A
  SHARE                   COM              617468103    1493      47600   SH               Sole               47600   0         0
NVR INC                   COM              62944T105    1250       1760   SH               Sole                1760   0         0
OIL SERVICE HOLDRS TRUST  DEPOSTRY RCPT    678002106   17552     147500   SH               Sole              147500   0         0
PARKER-HANNIFIN CORP USD
  COM                     COM              701094104    3122      57960   SH               Sole                   0   0     57960
PEPSICO INC USD COM       COM              713448108    1094      18000   SH               Sole                   0   0     18000
PFIZER INC USD COM        COM              717081103    2757     151600   SH               Sole                   0   0    151600
PLUM CREEK TIMBER CO INC
  USD COM                 COM              729251108    3398      90000   SH               Sole                   0   0     90000
POTASH CORP OF
  SASKATCHEWAN CAD COM
  (USD)                   COM              73755L107     347       3200   SH               Sole                   0   0      3200
POWERSHARES QQQ NASDAQ
  100 (NASDAQ)            UNIT SER 1       73935A104   84638    1843172   SH               Sole             1838172   0      5000
POWERSHARES WINDERHILL
  CLEAN ENE               WNDRHLL CLN EN   73935X500    2433     221200   SH               Sole                   0   0    221200
PROCTER & GAMBLE CO USD
  COM                     COM              742718109    2139      35290   SH               Sole                   0   0     35290
PULTE HOMES INC           COM              745867101    1153     115300   SH               Sole              115300   0         0
RESEARCH IN MOTION LTD
  USD COM                 COM              760975102     337       5000   SH               Sole                   0   0      5000
RETAIL HOLDERS TRUST      DEP RCPT         76127U101   12856     137000   SH               Sole              137000   0         0
RYLAND GROUP STK          COM              783764103     262      13300   SH               Sole               13300   0         0
SCHLUMBERGER LTD CURACAO
  USD COM                 COM              806857108    6164      94700   SH               Sole                   0   0     94700
STANDARD PACIFIC STK      COM              85375C101     119      31900   SH               Sole               31900   0         0
TARGET CORP               COM              87612E106     352       7284   SH               Sole                7284   0         0
THOMAS & BETTS CORP USD
  COM                     COM              884315102     739      20665   SH               Sole                   0   0     20665
TOLL BROTHERS STK         COM              889478103     940      50000   SH               Sole               50000   0         0
UAL CORP                  COM NEW          902549807    1099      85172   SH               Sole               85172   0         0
UNION PACIFIC CORP USD
  COM                     COM              907818108    2428      38000   SH               Sole                   0   0     38000
UNITED TECHNOLOGIES CORP
  USD COM                 COM              913017109    4185      60300   SH               Sole                   0   0     60300
VANGUARD REIT ETF         REIT ETF         922908553   21144     472600   SH               Sole              472600   0         0
VIMPEL COMMUNICATIONS ADR SPONSORED ADR    68370R109    4331     233000   SH               Sole              233000   0         0
VMWARE INC                COM              928563402    3983      94000   SH               Sole                   0   0     94000
WAL MART STORES STK       COM              931142103    4073      76206   SH               Sole               16406   0     59800
WALGREEN STK              COM              931422109     316       8623   SH               Sole                8623   0         0
WEATHERFORD
  INTERNATIONAL LTD       REG              H27013103    2543     142000   SH               Sole                   0   0    142000
                                                     486,244 14,610,378

                                    Page 2